Property, Plant And Equipment, Intangible Assets And Goodwill (Narrative) (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization expense	$ 70,200,000	$ 74,300,000	$ 213,200,000	$ 225,800,000	$ 300,000,000	$ 328,300,000	$ 332,300,000
Increase in property, plant and equipment					5,300,000
Increase in intangible assets					15,200,000
Increase in goodwill					24,700,000
Assumed liabilities					700,000
Stucture impairment					1,700,000		4,000,000
Goodwill impairment charge						(1,146,000)	(2,100,000)
CCME [Member]
Cumulative impairments							3,500,000,000
Americas Outdoor Advertising [Member]
Goodwill impairment charge						0
Cumulative impairments							2,600,000,000
International Outdoor Advertising [Member]
Goodwill impairment charge						(1,146,000)
Cumulative impairments							314,800,000
Other [Member]
Goodwill impairment charge						0
Cumulative impairments							212,000,000
FCC licenses [Member]
Impairment of intangibles							500,000
Billboard permits [Member]
Impairment of intangibles					35,900,000	6,500,000	4,800,000
Talent contracts [Member]
Impairment of intangibles							3,900,000
Traffic Business [Member]
Purchase price						24,300,000
Increase in property, plant and equipment						17,200,000
Increase in intangible assets						35,000,000
Increase in goodwill						70,600,000
Repayment of intercompany debt						95,000,000
Brouwer & Partners [Member]
Purchase price						12,500,000
WOR [Member]
Purchase price					30,000,000
WFNX [Member]
Purchase price					$ 14,500,000